Non-financial Assets and Liabilities - Schedule of Movements Related to Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2020
Deferred Tax Assets And Liabilities [Line Items]
Beginning balance	$ 730	$ 11,124
Charged/(credited) to:
- profit or loss	(656)	(9,415)
- directly to equity	(74)	(979)
Ending balance	0	730
Tax losses (DTA)
Deferred Tax Assets And Liabilities [Line Items]
Beginning balance	(72,899)	(61,742)
Charged/(credited) to:
- profit or loss	106	(10,727)
- directly to equity	(583)	(430)
Ending balance	(73,376)	(72,899)
Other Temporary Differences (DTA)
Deferred Tax Assets And Liabilities [Line Items]
Beginning balance	(6,196)	(3,687)
Charged/(credited) to:
- profit or loss	(1,054)	(1,960)
- directly to equity	509	(549)
Ending balance	(6,741)	(6,196)
Intangible Assets (DTL)
Deferred Tax Assets And Liabilities [Line Items]
Beginning balance	79,825	76,553
Charged/(credited) to:
- profit or loss	292	3,272
- directly to equity	0	0
Ending balance	$ 80,117	$ 79,825